PRINCIPAL LIFE INSURANCE COMPANY
PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

SUPPLEMENT DATED DECEMBER 22, 2009 TO
PROSPECTUS DATED MAY 1, 2009

This supplement updates information in the prospectus dated May 1, 2009 for Principal Investment Plus Variable
Annuity issued by Principal Life Insurance Company, as supplemented on May 7, 2009, June 11, 2009, and
September 30, 2009. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to Principal Financial Group, P.O. Box 9382, Des
Moines, Iowa 50306-9382 or call 1-800-852-4450 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1. Effective on or about January 4, 2010, the following additional Separate Account divisions will be available for Principal Investment Plus Variable Annuity:

• Franklin Small Cap Value Division
• PIMCO High Yield Division
• Diversified Balanced Division
• Diversified Growth Division

Prospectuses for the mutual funds in which these divisions invest are included with this supplement.

Please add the following information about the annual fees and expenses charged by the following underlying mutual funds to the table on page 12:

Acquired
Fund
(“Underlying
Fund”)
		Management	12b-1	Other	Fees and	Total Gross	Contractual
Underlying Mutual Funds		Fees	Fees(1)	Expenses	Expenses	Expenses(2)	NetExpenses
Franklin Templeton VIP Trust - Franklin Small Cap Value Securities
Fund - Class 2		0.52%	0.25%	0.16%	0.01%	0.94%
PIMCO VIT High Yield Portfolio - Administrative Class		0.60	0.15			0.75
Principal VCF Diversified Balanced Account - Class 2		0.05	0.25	0.01	0.30	0.61
Principal VCF Diversified Growth Account - Class 2		0.05	0.25	0.01	0.30	0.61

Please add the following information to the TABLE OF SEPARATE ACCOUNT DIVISIONS, which begins on page 83:

FRANKLIN SMALL CAP VALUE DIVISION

Invests in:	Franklin Templeton VIP Trust - Franklin Small Cap Value Securities Fund - Class 2
Investment Advisor:	Franklin Advisers Services, LLC.
Investment Objective:	seeks long-term total return.

PIMCO HIGH YIELD DIVISION

Invests in:	PIMCO VIT High Yield Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

DIVERSIFIED BALANCED DIVISION

Invests in:	Principal Variable Contracts Funds Diversified Balanced Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

DIVERSIFIED GROWTH DIVISION

Invests in:	Principal Variable Contracts Funds Diversified Growth Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

2. The investment objective for several of the Separate Account divisions changed on December 14, 2009.
These divisions include the following:

Bond & Mortgage Securities Division
Diversified International Division
LargeCap Growth Division
LargeCap Growth I Division
LargeCap Value Division
MidCap Blend Division
Money Market Division
Real Estate Securities Division

Beginning on page 83 in the TABLE OF SEPARATE ACCOUNT DIVISIONS, please replace the information for these eight divisions with the following:

Bond & Mortgage Securities Division

Invests in:	Principal Variable Contracts Funds Bond & Mortgage Securities Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide current income.

Diversified International Division

Invests in:	Principal Variable Contracts Funds Diversified International Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account – Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management
Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I – Class 1
Investment Advisor:	T. Rowe Price Associates through a sub-advisory agreement with Principal Management
Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Value Division

Invests in:	Principal Variable Contracts Funds LargeCap Value Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Blend Division

Invests in:	Principal Variable Contracts Funds MidCap Blend Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

Money Market Division

Invests in:	Principal Variable Contracts Funds Money Market Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Real Estate Securities Division

Invests in:	Principal Variable Contracts Funds Real Estate Securities Account – Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to generate a total return.

3. In the “Optional Riders” table of the “Summary of Expense Information” section on page 9, please replace the sentence “Enhanced Death Benefit Rider (as a percentage of average quarterly accumulated value)” with the following:

Enhanced Death Benefit Rider (as a percentage of average quarterly accumulated value) - not available for rider applications signed on or after January 4, 2010.

4. In the “Optional Riders” table of the “Summary of Expense Information” section on page 9, please replace the sentence “GMWB 1 Rider (as a percentage of average quarterly Investment Back remaining withdrawal benefit base(6) )” with the following:

GMWB 1 Rider (6) - not available for rider applications signed on or after January 4, 2010.

5. Please replace the first paragraph under “Principal Variable Annuity Exchange Offer (“exchange offer”)” on page 21 with the following:

This exchange offer is available on and after January 4, 2010. Owners of an eligible Principal Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Investment Plus Variable Annuity
contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.

6. Please replace the paragraph under “Enhanced Death Benefit” on page 30 with the following:

For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available. For rider applications signed prior to January 4, 2010 with the Enhanced Death Benefit Rider, see RIDER BENEFITS —
Enhanced Death Benefit Rider for more information.

7. Please insert the following sentence at the beginning of the “Enhanced Death Benefit Rider” section on page 37:

For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available.

8. Please insert the following sentence at the beginning of the “GMWB 1 (Investment Protector Plus) Rider”
section on page 38:

For rider applications signed on or after January 4, 2010, the GMWB 1 Rider is not available.

9. Please insert the following sentence at the beginning of the “Enhanced Death Benefit Rider” section on page 42:

For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available.

10. Please insert the following bolded paragraph at the beginning of the “GMWB (Investment Protector Plus)
Riders” section on page 45:

For rider applications signed on or after January 4, 2010, the GMWB 1 rider is not available. All references to
GMWB 1 in this prospectus refer to rider applications signed prior to January 4, 2010 with the GMWB 1 rider.

11. Please delete the second paragraph on page 54 under the “GMWB Investment Options” section.

12. Please replace Appendix A on page 95 with the following:

APPENDIX A

PRINCIPAL VARIABLE ANNUITY EXCHANGE OFFER

Principal Variable Annuity Exchange Offer (“exchange offer”)

This exchange offer is available on and after January 4, 2010. Owners of an eligible Principal Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Investment Plus Variable Annuity
contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.

You are eligible to participate in the exchange offer when:

• your old contract is not subject to any surrender charges;
• available in your state; and
• your old contract has reached the contract anniversary following the date the exchange offer is made available.

Exchange Offer Terms and Conditions

• You must qualify for and elect the GMWB 2-SL/JL rider. To qualify for the GMWB 2-SL/JL rider, you (or the annuitant if the owner is a non-natural person) must be between the ages of 45 and 80.
• You must receive a current prospectus for the new contract.
• You must complete all required exchange offer forms.
• The Premium Payment Credit Rider is not available on the new contract.
• If we approve your application to participate in the exchange offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. Election of the GMWB 2-SL/JL rider results in restriction of your Contract investment options to the more limited GMWB investment options (see the new contract prospectus for further details).
• The amount being exchanged to the new contract cannot be allocated to the DCA Plus Accounts.
• Any new premium payments (excluding the amount transferred under this exchange offer) you make to the new contract are subject to surrender charges.
• At contract issue, the death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the death benefit under the new contract.
• We reserve the right to require you to return your old contract to us. Upon issuing you a new contract, your old contract will terminate.
• The exchange offer is not available for partial exchanges.
• Only one old contract can be exchanged for one new contract.

Exchange Offer Duration
Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice to you.

IMPORTANT CONSIDERATIONS

An exchange may or may not be in your best interest.

The features and benefits, investment options, and charges and deductions of the new contract differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the exchange offer.

There may be additional differences important for you to consider prior to making an exchange. You should carefully review this prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.

Summary Comparison* of Principal Variable Annuity (old contract) and
Investment Plus Variable Annuity with GMWB Rider (new contract)

To participate in the exchange offer you must elect the GMWB 2-SL/JL rider.

A. Features	Old Contract	New Contract
GMWB Rider	Not available	GMWB 2-SL/JL

GWMB Investment Options	N/A	2
Fixed Rate Options (including 2	1 year - Fixed Account	1 year - Fixed Account
dollar-cost averaging options)	6 month - DCA Plus Account	6 month - DCA Plus Account***
	12 month - DCA Plus Account	12 month - DCA Plus Account***
Automatic Portfolio Rebalancing	Quarterly, Semi-Annually, Annually	Calendar Quarterly (required with
GMWB 2-SL/JL)
No. of Free Division Transfers/	12	1
Contract Year

B. Annuitization	Old Contract	New Contract
Annuity Benefit Payments First	Any time	Any time on/after the first contract
Available		anniversary
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	1983a Annuity Mortality Table	Annuity 2000 Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life	Same
income with fixed period; custom
options

C. Death Benefit	Old Contract	New Contract
Base Death Benefit	An amount equal to the greatest of	An amount equal to the greatest of
	(i) total premium payments less	(i) total premium payments less
	surrenders, or	surrenders, or
	(ii) contract value, or	(ii) contract value, or
	(iii) 7 year Step-Up	(iii) 7 year Step-Up

	For partial surrenders from old	For partial surrenders, the death
	contracts prior to November 23,	benefit is reduced proportionately
	2003, the death benefit is reduced	for each withdrawal.
by the amount of each withdrawal.
See the Death Benefit section in this
	For partial surrenders from old	Appendix for more details.
contracts issued on or after
November 23, 2003, the death
benefit is reduced proportionately
for each withdrawal.
Optional Enhanced Death Benefit	Available	Not available
Rider
Payable	1st owner or annuitant to die	1st owner to die

D. Fees and Charges	Old Contract	New Contract
Annual Fee (waived for contracts with	Lesser of $30 or 2% of contract	Same
accumulated value of $30,000 or	accumulated value
more)

Mortality and Risk Charges**	1.25%	Same
Administration Charge** (on an	Maximum: 0.15%	Same
annual basis)	Current: 0.00%

Available Underlying Mutual	Maximum Annual: 1.62%	Maximum Annual: 0.61%
Funds****
	Minimum Annual: 0.30%	Minimum Annual: 0.61%

-AND-
GMWB2 – SL/JL	Old Contract	New Contract
Taken as % of average quarterly	Not available	Maximum Annual: 1.65%
Investment Back withdrawal benefit
base.		Current Annual: 0.95%

E. Transaction Charges	Old Contract	New Contract
Surrender Charge Period and % of	7 years (6,6,6,5,4,3,2)	7 years (6,6,6,5,4,3,2)
amount surrendered (applies only to
new premium payments)	9 years (8,8,8,8,7,6,5,4,3) if you	Premium Payment Credit Rider not
	elected the Purchase Payment	available
Credit Rider

Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of	Maximum: lesser of $25 or 2% of
	each unscheduled partial	each unscheduled partial surrender
	surrender after the 1st in a contract	after the 12th in a contract year.
year.

	Current: $0/0%	Current $0/0%
Unscheduled Transfers	Maximum: lesser of $30 or 2% of	Maximum: lesser of $30 or 2% of
	each unscheduled transfer after	each unscheduled transfer after the
	the 12th in a contract year.	1st in a contract year.

	Current: $0/0%	Current: $0/0%

*Does not reflect state variations.
**Charges taken daily as a percentage of the average daily Separate Account Division accumulated value.
***Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.
****For the new contract, only maximum and minimum charges for the GMWB Investment Options are reflected.

Charges and Expenses

The new contract and your old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses. Please see the comparison chart above for details.
Surrender Charges

Under the exchange offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.

Death Benefit

The death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.

Upon your death, we will pay the greater of the new contract death benefit or the old contract death benefit adjusted as described above.

GMWB Rider

The new contract offers a GMWB rider (Investment Protector Plus 2) not available under the old contract. The GMWB
2-SL/JL rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value. The GMWB 2-SL/JL rider also allows your beneficiary(ies) to choose a death benefit under the Contract or death benefit available under the rider. You may add only one GMWB 2-SL/JL rider to your Contract. You must qualify for and elect the GMWB 2-SL/JL rider when you purchase the new contract.

The GMWB 2-SL/JL rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth.

The GWMB 2-SL/JL rider also offers a GMWB Bonus. The GMWB Bonus rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus amount will provide a modest increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.

Once elected, the GMWB rider may not be terminated for five contract years.

Election of the GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.
Please review the new contract prospectus in its entirety for additional information regarding the GMWB 2-SL/JL rider and whether the GMWB 2-SL/JL rider is appropriate for your needs.

Tax Matters

Although we believe that an exchange as described in this Appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the exchange offer.

There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the exchange offer. See also the FEDERAL TAX MATTERS section of this prospectus.

13. Please replace Appendix E on page 130 with the following:

APPENDIX E — GMWB INVESTMENT OPTIONS

GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) are intended to support the rider’s guarantees with a balanced investment objective. If your investment goal is aggressive growth, a GMWB rider may not be appropriate for you.

When you purchase a GMWB rider, you must allocate 100% of your Separate Account division accumulated value and premium payments to any one of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your Separate Account division accumulated value is invested in at the time of the new premium payments.

On and after January 4, 2010, the available GMWB investment options are:
• Diversified Growth Account; or
• Diversified Balanced Account.

Prior to January 4, 2010, the GMWB investment options included the following:
• GMWB Self-Build Model A;
• GMWB Self-Build Model B;
• GMWB Self-Build Model C;
• GMWB Self-Build Model D;
• Principal LifeTime 2010 Account;
• Principal LifeTime 2020 Account;
• Principal LifeTime 2030 Account;*
• Principal LifeTime Strategic Income Account;
• Strategic Asset Management Balanced Portfolio;
• Strategic Asset Management Conservative Balanced Portfolio; or
• Strategic Asset Management Flexible Income Portfolio.

*Principal LifeTime 2030 Account was only available as an investment option with the GMWB 2 Rider.

You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus Accounts. Such allocations and transfers are subject to the provisions of your Contract. See FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS - Fixed Account.

We reserve the right to modify the list of available Separate Account divisions in a GMWB Model or modify the list of available GMWB investment options, subject to compliance with applicable regulations. We may make available other
GMWB Models. We also may make changes to or restrict the availability of GMWB Models or other GMWB investment options. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a
GMWB Model and wish to transfer back to that model.

NOTE: If you have the GMWB 1 rider and elect to Step-Up, you agree to select from the then current GMWB investment options.

Transfers Between GMWB Investment Options

You may transfer 100% of your Separate Account division accumulated value from your current GMWB investment option to one other GMWB investment option which is available at the time of the transfer. If you transfer from a discontinued GMWB investment option, you will not be able to transfer back to that GMWB investment option. You may make a transfer by providing us notice. The transfer will be made, and the values are determined, as of the end of the valuation period in which we receive your notice in good order.

If your Separate Account division accumulated value is invested in a GMWB investment option which is no longer available with the rider but is still available under the Contract, you may continue to maintain that investment and allocate new premium payments to it. If the discontinued GMWB investment option involves more than one Separate
Account division, we will rebalance your Separate Account division accumulated value each calendar quarter. You may not transfer your Separate Account division accumulated value to any other discontinued GMWB investment option. You may transfer your Separate Account division accumulated value to another GMWB investment option that is available at the time of transfer; in this case, the discontinued GMWB investment option will no longer be available to you.

GMWB Investment Options Underlying Funds

You should note that all of the GMWB investment options (except the GMWB Self-Build and GMWB Select Models)
are series of Principal Variable Contracts Funds, Inc., which is managed by Principal Management Corporation
("PMC"), an affiliate of ours. In addition, most of the underlying funds available as options under the GMWB Self-Build and GMWB Select Models are also managed by PMC. If you wish to invest your Contract accumulated value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.

To the extent that an underlying fund managed by PMC may be included as a GMWB investment option or as an option under a GMWB Model, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selecting the underlying fund to be a
GMWB investment option or an option under a GMWB Self-Build or GMWB Select Model.

For more information about: (1) GMWB Self-Build and GMWB Select Models, please see below; (2) Principal LifeTime
Accounts, Strategic Asset Management (SAM) Portfolios, Diversified Growth and Diversified Balanced Accounts,
please see the prospectus sections titled THE CONTRACT -The Underlying Mutual Funds, TABLE OF SEPARATE
ACCOUNT DIVISIONS and SUMMARY EXPENSE INFORMATION - Annual Underlying Mutual Fund Expenses and
the underlying fund's prospectus; (3) the Fixed and DCA Plus Accounts, please see FIXED ACCOUNT AND FIXED
DCA PLUS ACCOUNTS and (4) transfers under your Contract, please see THE CONTRACT - The Accumulation
Period, Division Transfers and GENERAL PROVISIONS - Frequent Trading and Market Timing (Abusive Trading
Practices).

GMWB Self-Build Models

GMWB Self-Build Models are not available on and after January 4, 2010.

Each of the GMWB Self-Build Models requires you to allocate your Separate Account division accumulated value and premium payments in specified percentages among asset classes and provides you limited ability to select the
Separate Account divisions that you wish to use to meet those allocation requirements. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model B	Model D
Short-Term Fixed Income	30%	20%	10%	15%
Fixed Income	40%	30%	20%	15%
Balanced/Asset Allocation	10%	15%	20%	25%
Large US Equity	20%	25%	30%	25%
Small/Mid US Equity	0%	5%	15%	0%
International Equity	0%	5%	5%	20%

The table below identifies the Separate Account divisions that are available within each asset class for purposes of the
GMWB Self-Build Models. The table also identifies those instances in which there are limitations on the percentage of assets that you may allocate to a sub-class within asset classes. The sum of the percentages that you allocate to the
Separate Account divisions in an asset class or sub-class must equal the required aggregate percentage for that asset class or sub-class. The sum of the percentages you invest in all the asset classes must equal 100% of your Separate
Account division accumulated value.

If you are invested in a GMWB Self-Build Model, you are directing us to allocate your Separate Account division accumulated value and premium payments according to the allocation percentages you have set. In addition, you are directing us to automatically rebalance your Separate Account division accumulated value each calendar quarter to match the allocation percentages you set in your GMWB Self-Build Model. You may transfer among the divisions within an asset class or sub-class as long as your allocations for that asset class or sub-class equal the percentage established by your chosen GMWB Self-Build Model, and you adhere to the transfer provisions of your Contract (See
THE CONTRACT - The Accumulation Period, Division Transfers and GENERAL PROVISIONS - Frequent Trading
and Market Timing (Abusive Trading Practices)). We currently do not charge a transfer fee. If we start charging a transfer fee in the future, we will not impose such a fee on the quarterly automatic portfolio rebalancing.

In maintaining a GMWB Self-Build Model, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You should also remember that asset allocation does not insure a profit or protect against loss. You may wish to ask your financial representative for assistance in maintaining a model and choosing among the Separate Account divisions available under that model. To discuss whether your selections remain appropriate for your needs, contact your financial representative.

For more information about the Separate Account divisions named in the table for the GMWB Self-Build Models below, please see the prospectus sections titled THE CONTRACT - The Underlying Mutual Funds, TABLE OF
SEPARATE ACCOUNT DIVISIONS and SUMMARY OF EXPENSE INFORMATION - Annual Underlying Mutual Fund
Expenses and the underlying fund's prospectus.

The GMWB Self-Build Models are shown below:

	Investment	GMWB	GMWB	GMWB	GMWB
	Advisor	Model A	Model B	Model C	Model D
Money Market	Principal Global Investors,
LLC*
Short-Term Bond	Principal Global Investors,
LLC*
Short-Term Income	Edge Asset Management, Inc.*
Short-Term Fixed Income Options Total		30%	20%	10%	15%

American Century VP Inflation	American Century Investment
Protection	Management, Inc.
Bond & Mortgage Securities	Principal Global Investors,
LLC*
Government & High Quality Bond	Principal Global Investors,
LLC*
Mortgage Securities	Edge Asset Management, Inc.*
Fixed Income Subaccounts Total		40%	30%	20%	15%

Asset Allocation	Morgan Stanley Investment
Management, Inc.*
LifeTime 2010	Principal Global Investors,
LLC*
LifeTime 2020	Principal Global Investors,
LLC*
LifeTime Strategic Income	Principal Global Investors,
LLC*
Strategic Asset Management (“SAM”)	Edge Asset Management, Inc.*
Balanced
SAM Conservative Balanced	Edge Asset Management, Inc.*
SAM Flexible Income	Edge Asset Management, Inc.*
Balanced/Asset Allocation Subaccounts Total		10%	15%	20%	25%

AIM V.I. Basic Value	Invesco AIM Advisors, Inc.
Equity Income	Edge Asset Management, Inc.*
LargeCap Value III	Alliance Bernstein, L.P.*
LargeCap Value II	American Century Investment
Management, Inc.*
LargeCap Value	Principal Global Investors,
LLC*
Large Value Total		10%	10%	10%	10%
LargeCap Blend II	T. Rowe Price Associates, Inc.*	N/A
LargeCap S&P 500 Index	Principal Global Investors,	N/A
LLC*
Neuberger Berman AMT Socially	Neuberger Berman	N/A
Responsible	Management, Inc.
Large Blend Total		0%	5%	10%	5%

American Century VP Ultra II	American Century Investment
	Management, Inc.
Fidelity VIP II ContraFund	Fidelity Management &
	Research Company
LargeCap Growth	Columbus Circle Investors*
T. Rowe Price Blue Chip Growth	T. Rowe Price Associates, Inc.
Large Growth Total		10%	10%	10%	10%
Large US Equity Subaccounts Total		20%	25%	30%	25%

MidCap Value II	Neuberger Berman	N/A	N/A		N/A
	Management, Inc. & Jacob
	Levy Management, Inc.*
Real Estate Securities	Principal Real Estate Investors,	N/A	N/A		N/A
	LLC*
MidCap Value Total		0%	0%	5%	0%
American Century VP Vista	American Century Investment	N/A			N/A
	Management, Inc.
MidCap Blend	Principal Global Investors,	N/A			N/A
	LLC*
T. Rowe Price Health Sciences	T. Rowe Price Associates, Inc.	N/A			N/A
Mid Cap Blend and Growth Total		0%	5%	5%	0%
AIM V.I. SmallCap Equity	Invesco AIM Advisors, Inc.	N/A	N/A		N/A
Neuberger Berman AMT Fasciano	Neuberger Berman	N/A	N/A		N/A
	Management, Inc.
SmallCap Value I	JP Morgan Investment	N/A	N/A		N/A
	Management, Inc.*
SmallCap Total		0%	0%	5%	0%
Small/Mid US Equity Subaccount Total		0%	5%	15%	0%

Diversified International	Principal Global Investors,	N/A
	LLC*
Fidelity VIP Overseas	Fidelity Management &	N/A
	Research Company
AIM V.I. International Growth	Invesco AIM Advisors, Inc.	N/A
International Equity Subaccounts Total		0%	5%	5%	20%

Total		100%	100%	100%	100%

* Pursuant to a sub-advisory agreement with Principal Management Corporation, the investment advisor.

We reserve the right to modify the list of available Separate Account divisions in a GMWB Self-Build Model, subject to compliance with applicable regulations.

GMWB Select Models

GMWB Select Models are not available after November 21, 2008.

Each of the GMWB Select Models requires you to allocate your Separate Account division accumulated value and premium payments in specified percentages among asset classes. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C
Short-Term Fixed Income	30%	20%	10%
Fixed Income	40%	30%	20%
Balanced/Asset Allocation	10%	15%	20%
Large US Equity	30%	40%	50%
Small/Mid US Equity	0%	5%	15%
International Equity	0%	5%	5%

If you are invested in a GMWB Select Model, you are directing us to allocate your premium payments and Separate
Account division accumulated value according to the allocation percentages in the model you selected. In addition, you are directing us to automatically rebalance the Separate Account division accumulated value each calendar year to match the allocation percentages of your chosen GMWB Select Model.